Quarterly Holdings Report
for
Fidelity® Low-Priced Stock Fund
April 30, 2025
LPS-NPRT3-0625
1.800342.121
Common Stocks - 98.0%
	Shares	Value ($)
AUSTRALIA - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Amotiv Ltd	1,998,885	9,911,739
Consumer Staples - 0.1%
Food Products - 0.1%
Inghams Group Ltd	5,258,028	11,543,277
Financials - 0.0%
Insurance - 0.0%
AUB Group Ltd	364,144	7,435,622
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Servcorp Ltd	877,398	2,836,587
TOTAL AUSTRALIA		31,727,225
AUSTRIA - 0.4%
Materials - 0.4%
Construction Materials - 0.3%
Wienerberger AG	2,072,433	72,498,697
Containers & Packaging - 0.1%
Mayr Melnhof Karton AG	220,899	20,369,978
TOTAL AUSTRIA		92,868,675
BAILIWICK OF JERSEY - 0.3%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
Aptiv PLC	1,172,837	66,922,079
BELGIUM - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
Econocom Group SA/NV	4,317,222	8,930,537
Semiconductors & Semiconductor Equipment - 0.0%
Melexis NV	94,732	5,650,248
X-Fab Silicon Foundries SE (a)(b)(c)	156,673	866,491
		6,516,739
TOTAL BELGIUM		15,447,276
BRAZIL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Hypera SA	7,215,200	30,665,379
CANADA - 3.3%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.1%
Mty Food Group Inc	990,323	31,155,019
Specialty Retail - 0.1%
Bmtc Group Inc (d)	3,104,232	26,457,802
Leon's Furniture Ltd	176,531	2,945,171
		29,402,973
Textiles, Apparel & Luxury Goods - 0.2%
Gildan Activewear Inc	735,399	33,889,379
TOTAL CONSUMER DISCRETIONARY		94,447,371

Consumer Staples - 1.6%
Consumer Staples Distribution & Retail - 1.6%
Alimentation Couche-Tard Inc	3,636,134	189,798,494
Metro Inc/CN	1,889,613	145,620,547
North West Co Inc/The	71,850	2,882,130
		338,301,171
Energy - 0.9%
Energy Equipment & Services - 0.0%
PHX Energy Services Corp	1,147,153	6,299,106
Oil, Gas & Consumable Fuels - 0.9%
Cenovus Energy Inc	9,572,589	112,696,301
Parkland Corp	2,859,208	72,029,808
		184,726,109
TOTAL ENERGY		191,025,215

Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Goodfellow Inc (d)	647,798	5,493,079
Richelieu Hardware Ltd	657,057	15,542,310
		21,035,389
Information Technology - 0.1%
Software - 0.1%
Open Text Corp	799,495	21,643,082
Materials - 0.2%
Paper & Forest Products - 0.2%
Stella-Jones Inc	766,009	37,561,446
Western Forest Prods Inc (a)	12,055,837	3,366,819
		40,928,265
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Real Matters Inc (a)	3,382,197	14,744,671
TOTAL CANADA		722,125,164
CHINA - 2.7%
Communication Services - 0.1%
Entertainment - 0.1%
Netease Inc	725,714	15,600,203
Interactive Media & Services - 0.0%
JOYY Inc Class A ADR	191,462	7,880,576
TOTAL COMMUNICATION SERVICES		23,480,779

Consumer Discretionary - 0.4%
Broadline Retail - 0.0%
Vipshop Holdings Ltd Class A ADR	956,521	13,027,816
Household Durables - 0.2%
Chervon Holdings Ltd	11,864,842	19,887,945
Gree Electric Appliances Inc of Zhuhai A Shares (China)	2,607,037	16,339,400
		36,227,345
Textiles, Apparel & Luxury Goods - 0.2%
Best Pacific International Holdings Ltd (c)	33,448,135	10,436,908
Shenzhou International Group Holdings Ltd	4,286,352	29,734,094
		40,171,002
TOTAL CONSUMER DISCRETIONARY		89,426,163

Consumer Staples - 0.1%
Food Products - 0.0%
Sunjuice Holdings Co Ltd	240,000	913,766
Personal Care Products - 0.1%
Hengan International Group Co Ltd	9,319,160	25,173,604
TOTAL CONSUMER STAPLES		26,087,370

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
China Petroleum & Chemical Corp H Shares	59,694,242	30,556,777
Financials - 0.0%
Financial Services - 0.0%
Far East Horizon Ltd	10,910,191	8,454,568
Health Care - 0.6%
Health Care Providers & Services - 0.5%
Sinopharm Group Co Ltd H Shares	41,356,744	97,798,067
Pharmaceuticals - 0.1%
China Medical System Holdings Ltd	15,241,210	16,311,058
Consun Pharmaceutical Group Ltd	3,822,886	4,564,434
		20,875,492
TOTAL HEALTH CARE		118,673,559

Industrials - 0.2%
Construction & Engineering - 0.0%
Sinopec Engineering Group Co Ltd H Shares	2,955,939	2,107,683
Machinery - 0.1%
Haitian International Holdings Ltd	6,402,939	14,811,069
Precision Tsugami China Corp Ltd (c)	894,944	2,440,568
TK Group Holdings Ltd	7,680,059	1,881,493
		19,133,130
Marine Transportation - 0.1%
SITC International Holdings Co Ltd	5,582,010	15,438,408
Trading Companies & Distributors - 0.0%
Horizon Construction Development Ltd	637,690	91,267
Transportation Infrastructure - 0.0%
Qingdao Port International Co Ltd H Shares (b)(c)	15,768,920	11,386,089
TOTAL INDUSTRIALS		48,156,577

Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 1.2%
Kingboard Holdings Ltd (d)	58,397,772	156,995,403
VSTECS Holdings Ltd (d)	106,014,195	81,332,774
		238,328,177
Utilities - 0.0%
Gas Utilities - 0.0%
China Resources Gas Group Ltd	3,118,491	8,725,470
TOTAL CHINA		591,889,440
DENMARK - 0.1%
Consumer Staples - 0.1%
Tobacco - 0.1%
Scandinavian Tobacco Group A/S Series A (b)(c)	838,931	12,197,540
FRANCE - 2.4%
Communication Services - 0.1%
Media - 0.1%
IPSOS SA	324,747	15,296,851
Consumer Discretionary - 0.2%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	710,435	25,977,571
Household Durables - 0.1%
SEB SA	195,278	18,294,950
Specialty Retail - 0.0%
Maisons du Monde SA (b)(c)	815,759	2,536,744
Mr Bricolage SA (a)	793,601	6,337,269
		8,874,013
TOTAL CONSUMER DISCRETIONARY		53,146,534

Energy - 1.1%
Energy Equipment & Services - 0.0%
Vallourec SACA (a)	338,556	6,253,508
Oil, Gas & Consumable Fuels - 1.1%
TotalEnergies SE ADR (e)	4,262,695	242,334,212
TOTAL ENERGY		248,587,720

Financials - 0.1%
Capital Markets - 0.1%
Antin Infrastructure Partners SA	1,793,903	20,931,897
Industrials - 0.2%
Commercial Services & Supplies - 0.0%
Societe BIC SA	38,504	2,486,297
Ground Transportation - 0.2%
Stef SA	284,785	40,972,573
Professional Services - 0.0%
Synergie SA (a)	127,363	4,400,637
Trading Companies & Distributors - 0.0%
Thermador Groupe	61,040	4,570,760
TOTAL INDUSTRIALS		52,430,267

Information Technology - 0.6%
IT Services - 0.6%
Alten SA	134,527	11,269,900
Neurones	68,668	3,718,387
Sopra Steria Group	534,026	108,894,844
		123,883,131
Software - 0.0%
Linedata Services	38,602	3,218,549
NetGem SA	142,188	156,986
		3,375,535
TOTAL INFORMATION TECHNOLOGY		127,258,666

Materials - 0.1%
Containers & Packaging - 0.1%
Groupe Guillin	354,953	11,088,142
TOTAL FRANCE		528,740,077
GERMANY - 0.4%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Mercedes-Benz Group AG	432,197	25,840,533
Financials - 0.1%
Capital Markets - 0.0%
DWS Group GmbH & Co KGaA (b)(c)(e)	147,182	7,689,824
Insurance - 0.1%
Talanx AG	117,724	13,456,391
TOTAL FINANCIALS		21,146,215

Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Takkt AG	1,499,176	12,907,396
Machinery - 0.0%
JOST Werke SE (b)(c)	72,172	4,051,210
Stabilus SE	209,398	5,764,362
		9,815,572
Trading Companies & Distributors - 0.0%
Brenntag SE	31,600	2,110,369
TOTAL INDUSTRIALS		24,833,337

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
BRANICKS Group AG (a)(e)	1,130,485	2,458,886
Instone Real Estate Group SE (b)(c)	1,359,170	12,502,654
		14,961,540
TOTAL GERMANY		86,781,625
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Patria Investments Ltd Class A	1,141,043	11,958,131
GREECE - 1.6%
Consumer Discretionary - 0.9%
Distributors - 0.0%
Autohellas Tourist and Trading SA	178,399	2,291,806
Specialty Retail - 0.9%
JUMBO SA	6,283,384	197,884,058
TOTAL CONSUMER DISCRETIONARY		200,175,864

Consumer Staples - 0.3%
Personal Care Products - 0.3%
Sarantis SA (d)	3,639,384	55,658,828
Financials - 0.3%
Banks - 0.3%
Eurobank Ergasias Services and Holdings SA	12,532,301	35,566,987
National Bank of Greece SA	2,937,276	30,925,721
		66,492,708
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Metlen Energy & Metals SA	573,526	27,028,307
TOTAL GREECE		349,355,707
HONG KONG - 0.4%
Communication Services - 0.0%
Media - 0.0%
Pico Far East Holdings Ltd	21,530,087	5,302,293
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Cross-Harbour Holdings Ltd/The	1,201,931	1,315,745
Leisure Products - 0.0%
Dream International Ltd	4,298,151	3,214,358
Specialty Retail - 0.0%
Goldlion Holdings Ltd	21,293,928	4,036,061
Textiles, Apparel & Luxury Goods - 0.0%
Sun Hing Vision Group Holdings Ltd (d)	16,146,476	749,489
Texwinca Holdings Ltd	8,297,164	609,802
Victory City International Holdings Ltd (a)(f)	8,385,171	11
		1,359,302
TOTAL CONSUMER DISCRETIONARY		9,925,466

Consumer Staples - 0.0%
Food Products - 0.0%
Pacific Andes International Holdings Ltd (a)(f)	106,294,500	137
Pacific Andes Resources Development Ltd (a)(f)	205,371,360	1,572
		1,709
Financials - 0.1%
Consumer Finance - 0.1%
Aeon Credit Service Asia Co Ltd	13,518,662	10,807,121
Health Care - 0.0%
Pharmaceuticals - 0.0%
Dawnrays Pharmaceutical Holdings Ltd	56,248,805	8,413,097
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Lion Rock Group Ltd	16,631,651	2,787,811
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.2%
PAX Global Technology Ltd	35,372,496	21,299,392
Semiconductors & Semiconductor Equipment - 0.1%
ASMPT Ltd	2,562,238	17,245,451
TOTAL INFORMATION TECHNOLOGY		38,544,843

Materials - 0.0%
Chemicals - 0.0%
EcoGreen International Group Ltd (d)(f)	51,434,282	66
TOTAL HONG KONG		75,782,406
INDIA - 0.5%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Oil & Natural Gas Corp Ltd	5,658,393	16,350,821
Oil India Ltd	2,303,450	11,178,927
Petronet LNG Ltd	5,224,700	19,370,992
		46,900,740
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Redington Ltd	22,100,220	64,166,595
TOTAL INDIA		111,067,335
INDONESIA - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Selamat Sempurna Tbk PT	53,727,232	5,768,787
IRELAND - 0.5%
Financials - 0.3%
Banks - 0.3%
AIB Group PLC	4,398,002	29,559,237
Bank of Ireland Group PLC	2,012,824	23,543,350
		53,102,587
Industrials - 0.2%
Machinery - 0.0%
Mincon Group Plc	1,991,244	839,150
Marine Transportation - 0.1%
Irish Continental Group PLC unit	4,425,441	25,698,488
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	208,178	22,066,868
TOTAL INDUSTRIALS		48,604,506

TOTAL IRELAND		101,707,093
ISLE OF MAN - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Strix Group PLC (a)	6,667,016	4,131,586
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Max Stock Ltd	1,316,691	5,029,336
ITALY - 1.0%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Brembo NV (e)	2,019,651	18,807,045
Pirelli & C SpA (b)(c)	1,997,252	12,272,271
		31,079,316
Consumer Staples - 0.4%
Beverages - 0.4%
Coca-Cola HBC AG	1,373,845	71,406,006
Consumer Staples Distribution & Retail - 0.0%
MARR SpA (e)	252,931	2,787,965
MARR SpA	113,187	1,247,618
		4,035,583
TOTAL CONSUMER STAPLES		75,441,589

Financials - 0.1%
Capital Markets - 0.1%
Banca Generali SpA	338,032	19,951,151
Health Care - 0.1%
Pharmaceuticals - 0.1%
Recordati Industria Chimica e Farmaceutica SpA	408,197	23,976,787
Industrials - 0.1%
Machinery - 0.1%
Interpump Group SpA	366,981	12,505,291
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Sesa SpA	268,873	22,570,325
Materials - 0.1%
Construction Materials - 0.1%
Buzzi SpA	382,499	19,984,441
TOTAL ITALY		205,508,900
JAPAN - 8.9%
Communication Services - 0.0%
Media - 0.0%
RKB Mainichi Holdings Corp	33,893	1,122,418
Consumer Discretionary - 0.7%
Automobile Components - 0.0%
Daikyonishikawa Corp	477,832	1,904,911
Automobiles - 0.1%
Isuzu Motors Ltd	1,166,883	15,692,753
Broadline Retail - 0.0%
ASKUL Corp	709,829	7,541,126
Distributors - 0.4%
Arata Corp	1,144,837	25,462,174
Central Automotive Products Ltd	877,275	10,393,788
PALTAC Corp	1,149,604	31,791,400
		67,647,362
Diversified Consumer Services - 0.0%
Aucnet Inc	405,058	3,501,550
Gakkyusha Co Ltd	183,816	2,819,335
JP-Holdings Inc	837,152	3,717,943
		10,038,828
Household Durables - 0.1%
First Juken Co Ltd (d)	856,387	5,989,558
FJ Next Holdings Co Ltd	1,147,240	9,692,726
		15,682,284
Leisure Products - 0.0%
Roland Corp	273,985	6,064,922
Specialty Retail - 0.1%
ARCLANDS CORP	1,075,693	13,045,543
Fuji Corp/Miyagi	459,631	6,201,064
Hamee Corp (e)	598,053	5,002,597
Syuppin Co Ltd	287,141	2,209,086
		26,458,290
TOTAL CONSUMER DISCRETIONARY		151,030,476

Consumer Staples - 1.6%
Consumer Staples Distribution & Retail - 1.5%
Belc Co Ltd	1,029,715	50,988,825
Cosmos Pharmaceutical Corp	1,158,675	74,595,072
Create SD Holdings Co Ltd	1,847,267	39,340,663
G-7 Holdings Inc	1,467,513	14,636,128
Genky DrugStores Co Ltd (d)	1,911,367	49,261,347
Halows Co Ltd (d)	1,410,308	42,759,024
YAKUODO Holdings Co Ltd	149,670	2,119,748
Yaoko Co Ltd	692,848	46,311,011
		320,011,818
Food Products - 0.1%
Axyz Co Ltd	20,808	430,771
Pickles Holdings Co Ltd	340,865	2,207,588
S Foods Inc	769,368	14,501,657
		17,140,016
Household Products - 0.0%
Transaction Co Ltd	381,374	6,820,348
TOTAL CONSUMER STAPLES		343,972,182

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Inpex Corp	192,923	2,413,370
Iwatani Corp	377,250	3,598,888
		6,012,258
Financials - 0.3%
Financial Services - 0.3%
Fuyo General Lease Co Ltd	372,969	10,381,988
Zenkoku Hosho Co Ltd	2,970,988	64,228,031
		74,610,019
Health Care - 0.4%
Health Care Equipment & Supplies - 0.2%
Fukuda Denshi Co Ltd	864,316	36,632,781
Nakanishi Inc	378,194	4,925,145
Techno Medica Co Ltd	35,937	454,930
		42,012,856
Health Care Providers & Services - 0.2%
Ship Healthcare Holdings Inc	2,148,483	31,089,742
WIN-Partners Co Ltd (d)	2,014,629	18,725,989
		49,815,731
Health Care Technology - 0.0%
Software Service Inc	47,764	4,212,506
TOTAL HEALTH CARE		96,041,093

Industrials - 3.2%
Air Freight & Logistics - 0.4%
AIT Corp	155,276	1,900,497
AZ-COM MARUWA Holdings Inc	3,736,783	34,498,206
Hamakyorex Co Ltd (d)	4,767,868	44,450,749
Senko Group Holdings Co Ltd	478,083	5,674,268
		86,523,720
Building Products - 0.2%
Kondotec Inc (d)	1,531,913	15,331,987
Nihon Dengi Co Ltd	592,591	16,329,616
Nihon Flush Co Ltd	1,085,635	6,211,005
		37,872,608
Commercial Services & Supplies - 0.1%
CTS Co Ltd	269,939	1,512,247
Green Cross Holdings Co Ltd	424,721	3,225,955
Prestige International Inc	2,498,584	11,725,765
		16,463,967
Construction & Engineering - 0.2%
Dai-Dan Co Ltd	191,247	5,564,327
Daiichi Kensetsu Corp	856,451	15,574,015
MIRAIT ONE corp	310,240	4,871,232
Raiznext Corp	2,142,047	22,352,316
		48,361,890
Electrical Equipment - 0.1%
Aichi Electric Co Ltd	299,030	9,076,725
Chiyoda Integre Co Ltd	197,033	3,727,614
Fuji Electric Co Ltd	13,488	599,768
		13,404,107
Ground Transportation - 0.2%
Sakai Moving Service Co Ltd (d)	2,467,939	42,167,960
Machinery - 0.4%
Anest Iwata Corp	599,732	4,664,303
Daiwa Industries Ltd	813,111	9,280,998
Estic Corp	358,445	2,048,186
Hosokawa Micron Corp	105,177	2,920,357
IHI Corp	131,220	10,278,748
Nadex Co Ltd (d)	695,947	4,288,217
Shinwa Co Ltd/Nagoya	246,772	5,212,278
Takeuchi Manufacturing Co Ltd	430,077	13,400,427
Teikoku Electric Manufacturing Co Ltd	343,673	6,708,570
Tocalo Co Ltd	2,736,876	31,430,622
Trinity Industrial Corp	654,158	4,854,257
Yamada Corp	52,634	1,805,635
		96,892,598
Professional Services - 0.4%
Altech Corp	577,053	10,796,033
Artner Co Ltd	236,088	3,097,644
Careerlink Co Ltd	157,531	2,366,601
Creek & River Co Ltd	9,595	103,747
Gakujo Co Ltd (e)	263,266	3,067,570
Ifis Japan Ltd	169,621	648,920
Persol Holdings Co Ltd	17,179,023	30,986,642
Quick Co Ltd (d)	993,143	14,614,442
WDB Holdings Co Ltd	631,202	8,034,604
Will Group Inc	1,065,391	7,250,143
		80,966,346
Trading Companies & Distributors - 1.2%
Chori Co Ltd	962,973	24,347,093
Inaba Denki Sangyo Co Ltd	343,999	9,041,462
ITOCHU Corp	1,775,905	90,825,005
Mitani Corp	2,685,365	35,402,945
Parker Corp (d)	2,045,125	11,428,556
Sanyo Trading Co Ltd	247,122	2,421,443
Senshu Electric Co Ltd (d)(e)	1,021,725	31,334,901
Totech Corp (d)	2,169,536	39,375,758
Yamazen Corp	124,230	1,219,883
Yuasa Trading Co Ltd	413,677	12,643,506
		258,040,552
Transportation Infrastructure - 0.0%
Daito Koun Co Ltd	18,981	97,573
TOTAL INDUSTRIALS		680,791,321

Information Technology - 1.6%
Electronic Equipment, Instruments & Components - 0.3%
Daiwabo Holdings Co Ltd	1,666,281	28,185,065
Dexerials Corp	1,432,956	16,776,950
Maruwa Co Ltd/Aichi	76,574	15,563,299
Nippo Ltd (d)	611,635	9,984,306
Riken Keiki Co Ltd	241,266	4,502,012
		75,011,632
IT Services - 0.4%
Argo Graphics Inc	761,851	26,855,008
Asahi Intelligence Service Co Ltd	108,240	756,272
Avant Group Corp	219,110	2,735,427
Densan System Holdings Co Ltd	137,046	2,396,244
DTS Corp	564,989	16,062,948
Future Corp	365,178	4,592,181
Himacs Ltd	13,451	118,817
Information Planning Co	119,785	4,088,340
TDC Soft Inc	1,004,696	8,846,778
TIS Inc	441,425	12,753,719
		79,205,734
Semiconductors & Semiconductor Equipment - 0.5%
Japan Material Co Ltd	303,534	2,543,249
Renesas Electronics Corp	5,943,781	69,751,838
SUMCO Corp (e)	4,142,898	28,569,786
		100,864,873
Software - 0.3%
Cresco Ltd	1,232,633	10,345,220
Focus Systems Corp	383,881	2,985,562
Fukui Computer Holdings Inc	191,133	4,692,103
KSK Co Ltd/Inagi (d)	518,964	12,249,990
NSW Inc/Japan	167,266	3,632,403
Pro-Ship Inc	575,350	8,522,809
System Research Co Ltd	262,495	3,207,293
WingArc1st Inc	626,301	16,689,095
		62,324,475
Technology Hardware, Storage & Peripherals - 0.1%
Elecom Co Ltd	525,769	6,170,376
MCJ Co Ltd	2,571,807	24,084,834
		30,255,210
TOTAL INFORMATION TECHNOLOGY		347,661,924

Materials - 0.8%
Chemicals - 0.4%
C Uyemura & Co Ltd	717,771	46,335,336
JCU Corp	360,722	7,947,086
Kansai Paint Co Ltd (e)	1,021,160	15,355,252
Muto Seiko Co	101,235	1,020,988
		70,658,662
Construction Materials - 0.2%
Mitani Sekisan Co Ltd	893,549	42,308,901
Vertex Corp/Japan	28,827	388,312
		42,697,213
Containers & Packaging - 0.2%
Kohsoku Corp (d)	1,577,217	23,363,726
Pack Corp/The (d)	1,228,063	27,871,482
		51,235,208
TOTAL MATERIALS		164,591,083

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Arealink Co Ltd	428,113	6,560,327
Starts Corp Inc	328,319	8,909,482
		15,469,809
Utilities - 0.2%
Electric Utilities - 0.2%
Kansai Electric Power Co Inc/The	3,302,094	40,683,239
TOTAL JAPAN		1,921,985,822
KOREA (SOUTH) - 2.3%
Consumer Discretionary - 0.5%
Automobile Components - 0.1%
Motonic Corp	680,222	4,575,397
Snt Holdings Co Ltd (d)	885,108	20,616,358
		25,191,755
Broadline Retail - 0.0%
Gwangju Shinsegae Co Ltd	95,506	1,868,418
Household Durables - 0.0%
Ace Bed Co Ltd	14,215	251,315
Cuckoo Holdings Co Ltd	508,128	8,703,122
		8,954,437
Textiles, Apparel & Luxury Goods - 0.4%
Handsome Co Ltd (d)	1,318,904	14,318,266
Youngone Corp	250,000	8,319,239
Youngone Holdings Co Ltd (d)	752,000	50,518,680
		73,156,185
TOTAL CONSUMER DISCRETIONARY		109,170,795

Consumer Staples - 0.3%
Food Products - 0.1%
Otoki Corp	77,998	21,923,393
Sunjin Co Ltd (d)	1,401,785	5,773,845
		27,697,238
Tobacco - 0.2%
KT&G Corp	494,600	39,839,450
TOTAL CONSUMER STAPLES		67,536,688

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Mi Chang Oil Industrial Co Ltd (d)	173,900	12,597,215
Financials - 0.0%
Capital Markets - 0.0%
Korea Ratings Corp	88,600	5,570,989
Financial Services - 0.0%
Nice Information & Telecom Inc	433,187	5,651,646
TOTAL FINANCIALS		11,222,635

Health Care - 0.5%
Health Care Equipment & Supplies - 0.1%
InBody Co Ltd (d)	730,922	12,391,034
Interojo Co Ltd (f)	120,700	2,084,511
Value Added Technology Co Ltd	436,553	6,220,771
Vieworks Co Ltd	384,358	6,621,820
		27,318,136
Pharmaceuticals - 0.4%
Daewon Pharmaceutical Co Ltd (d)	2,142,922	20,753,834
Daihan Pharmaceutical Co Ltd	297,037	5,504,913
DongKook Pharmaceutical Co Ltd	345,266	3,680,838
Huons Co Ltd (d)	853,834	15,175,248
Korea United Pharm Inc	40,010	549,054
Kwang Dong Pharmaceutical Co Ltd (d)	4,164,491	16,026,082
Whanin Pharmaceutical Co Ltd (d)	1,016,010	8,364,113
		70,054,082
TOTAL HEALTH CARE		97,372,218

Industrials - 0.3%
Commercial Services & Supplies - 0.3%
Fursys Inc (d)	900,000	28,333,607
S-1 Corp	696,530	30,981,063
		59,314,670
Electrical Equipment - 0.0%
Korea Electric Terminal Co Ltd	192,791	8,722,001
Vitzrocell Co Ltd	140,000	2,347,161
		11,069,162
Machinery - 0.0%
Hy-Lok Corp	97,500	1,975,448
SIMPAC Inc	180,915	516,724
		2,492,172
Professional Services - 0.0%
e-Credible Co Ltd	250,349	2,566,476
TOTAL INDUSTRIALS		75,442,480

Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.0%
IDIS Holdings Co Ltd	29,853	187,080
MAKUS Inc	686,027	4,947,604
SAMT Co Ltd	100,000	190,303
		5,324,987
IT Services - 0.1%
Gabia Inc (d)	900,000	13,926,564
Technology Hardware, Storage & Peripherals - 0.4%
Samsung Electronics Co Ltd	2,033,740	79,188,862
TOTAL INFORMATION TECHNOLOGY		98,440,413

Materials - 0.1%
Chemicals - 0.1%
Miwon Commercial Co Ltd	28,100	3,781,592
Soulbrain Co Ltd	123,005	14,953,441
		18,735,033
TOTAL KOREA (SOUTH)		490,517,477
MALAYSIA - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Scientex BHD	8,648,200	7,012,725
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Mega First Corp BHD	1,623,558	1,492,291
TOTAL MALAYSIA		8,505,016
MEXICO - 0.2%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Corporativo Fragua SAB de CV	258,961	6,613,043
Food Products - 0.1%
Gruma SAB de CV Series B	425,820	8,137,493
TOTAL CONSUMER STAPLES		14,750,536

Financials - 0.0%
Insurance - 0.0%
Qualitas Controladora SAB de CV	794,220	8,751,992
Health Care - 0.1%
Health Care Providers & Services - 0.0%
Medica Sur SAB de CV	1,091,979	1,965,623
Pharmaceuticals - 0.1%
Genomma Lab Internacional SAB de CV	13,168,065	15,477,622
TOTAL HEALTH CARE		17,443,245

TOTAL MEXICO		40,945,773
NETHERLANDS - 1.6%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Acomo NV	131,972	3,236,772
Financials - 0.7%
Capital Markets - 0.3%
Van Lanschot Kempen NV depository receipt	979,433	56,642,562
Insurance - 0.4%
ASR Nederland NV	747,212	46,894,943
NN Group NV	621,697	37,961,201
		84,856,144
TOTAL FINANCIALS		141,498,706

Industrials - 0.9%
Electrical Equipment - 0.1%
TKH Group NV depository receipt	817,834	32,148,968
Machinery - 0.8%
Aalberts NV	5,024,884	165,877,697
Aalberts NV rights (a)(g)	5,024,884	6,432,457
		172,310,154
TOTAL INDUSTRIALS		204,459,122

TOTAL NETHERLANDS		349,194,600
NEW ZEALAND - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hallenstein Glasson Holdings Ltd	623,757	2,708,114
NORWAY - 0.5%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Europris ASA (b)(c)	2,493,517	18,479,551
Specialty Retail - 0.0%
Kid ASA (b)(c)	186,629	2,604,776
TOTAL CONSUMER DISCRETIONARY		21,084,327

Financials - 0.4%
Banks - 0.4%
SpareBank 1 Nord Norge	2,344,765	31,256,321
Sparebank 1 Oestlandet	1,976,194	32,862,484
SpareBank 1 Sor-Norge ASA	1,085,109	17,251,766
		81,370,571
Capital Markets - 0.0%
ABG Sundal Collier Holding ASA	5,473,087	3,445,866
TOTAL FINANCIALS		84,816,437

Industrials - 0.0%
Construction & Engineering - 0.0%
Multiconsult ASA (b)(c)	206,005	3,742,521
Norconsult Norge AS	1,103,329	4,984,569
		8,727,090
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Selvaag Bolig ASA	490,917	1,639,788
TOTAL NORWAY		116,267,642
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Intercorp Financial Services Inc (United States) (c)	531,052	17,986,731
PHILIPPINES - 0.1%
Consumer Staples - 0.1%
Food Products - 0.1%
Century Pacific Food Inc	17,644,833	12,055,850
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Robinsons Land Corp	30,161,944	6,315,490
TOTAL PHILIPPINES		18,371,340
POLAND - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Eurocash SA	2,346,345	6,865,504
PORTUGAL - 0.1%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Ibersol SGPS SA	1,145,048	12,063,659
Materials - 0.1%
Containers & Packaging - 0.1%
Corticeira Amorim SGPS SA	1,431,582	12,341,652
TOTAL PORTUGAL		24,405,311
PUERTO RICO - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (a)	2,109,946	11,604,703
Financials - 0.6%
Banks - 0.2%
First BanCorp/Puerto Rico	2,050,842	40,278,537
Financial Services - 0.4%
EVERTEC Inc	2,561,979	86,953,567
TOTAL FINANCIALS		127,232,104

TOTAL PUERTO RICO		138,836,807
SINGAPORE - 0.1%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hour Glass Ltd/The	1,781,692	2,150,253
Consumer Staples - 0.0%
Food Products - 0.0%
Delfi Ltd	7,183,651	3,965,598
Industrials - 0.0%
Construction & Engineering - 0.0%
Boustead Singapore Ltd	5,789,349	4,606,193
Professional Services - 0.0%
HRnetgroup Ltd (c)	4,403,805	2,341,398
Trading Companies & Distributors - 0.0%
KS Energy Ltd (a)(f)	12,767,454	98
TOTAL INDUSTRIALS		6,947,689

Real Estate - 0.1%
Industrial REITs - 0.1%
Mapletree Industrial Trust	4,789,707	7,409,104
TOTAL SINGAPORE		20,472,644
SPAIN - 0.7%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
CIE Automotive SA	2,175,950	57,311,830
Financials - 0.1%
Banks - 0.1%
Bankinter SA	2,150,475	24,946,336
Insurance - 0.0%
Grupo Catalana Occidente SA	62,423	3,472,150
TOTAL FINANCIALS		28,418,486

Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Prim SA (d)	1,300,473	15,027,057
Pharmaceuticals - 0.0%
Faes Farma SA	2,936,171	14,203,050
TOTAL HEALTH CARE		29,230,107

Industrials - 0.2%
Air Freight & Logistics - 0.2%
Logista Integral SA	1,007,894	34,390,797
Materials - 0.0%
Paper & Forest Products - 0.0%
Miquel y Costas & Miquel SA	455,273	6,962,706
TOTAL SPAIN		156,313,926
SWEDEN - 1.5%
Consumer Discretionary - 0.8%
Automobile Components - 0.4%
Autoliv Inc	667,379	62,219,745
Automobiles - 0.0%
Kabe Group AB B Shares	210,407	5,420,448
Broadline Retail - 0.1%
Rusta AB	2,994,464	24,741,389
Hotels, Restaurants & Leisure - 0.2%
Betsson AB B Shares	2,966,308	52,080,334
Household Durables - 0.1%
JM AB	1,410,444	22,530,914
Specialty Retail - 0.0%
BHG Group AB (a)	4,216,500	10,146,996
TOTAL CONSUMER DISCRETIONARY		177,139,826

Consumer Staples - 0.0%
Beverages - 0.0%
Viva Wine Group AB	2,520,345	10,925,710
Industrials - 0.5%
Building Products - 0.0%
Inwido AB	14,495	307,731
Electrical Equipment - 0.3%
AQ Group AB	3,494,685	56,223,011
Machinery - 0.2%
Beijer Alma AB B Shares	1,564,760	32,540,144
Trading Companies & Distributors - 0.0%
Alligo AB B Shares	610,839	6,964,405
Bergman & Beving AB B Shares	370,319	11,206,695
Momentum Group AB B Shares	281,027	4,640,413
		22,811,513
TOTAL INDUSTRIALS		111,882,399

Information Technology - 0.1%
IT Services - 0.1%
KNOW IT AB	358,841	5,375,839
Proact IT Group AB	601,003	7,225,343
		12,601,182
Materials - 0.1%
Chemicals - 0.1%
Kb Components Ab	1,480,438	7,650,704
Metals & Mining - 0.0%
Boliden AB (a)	143,427	4,393,848
TOTAL MATERIALS		12,044,552

TOTAL SWEDEN		324,593,669
SWITZERLAND - 0.3%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Garrett Motion Inc	2,763,500	25,479,470
Financials - 0.1%
Capital Markets - 0.1%
Vontobel Holding AG	246,893	17,798,671
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Bossard Holding AG Series A	58,999	12,852,754
TOTAL SWITZERLAND		56,130,895
TAIWAN - 1.3%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Formosa Optical Technology Co Ltd	1,002,000	4,354,558
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Hi-Clearance Inc	1,660,459	7,389,220
Pharmaceuticals - 0.0%
Syngen Biotech Co Ltd	357,700	1,334,133
TOTAL HEALTH CARE		8,723,353

Industrials - 0.0%
Construction & Engineering - 0.0%
United Integrated Services Co Ltd	300,800	4,141,989
Trading Companies & Distributors - 0.0%
Lumax International Corp Ltd	2,201,510	6,541,980
TOTAL INDUSTRIALS		10,683,969

Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 0.8%
FLEXium Interconnect Inc	600,000	950,855
Hon Hai Precision Industry Co Ltd	4,547,012	20,217,834
Simplo Technology Co Ltd	5,766,000	62,987,732
Thinking Electronic Industrial Co Ltd	4,124,000	16,471,939
Tripod Technology Corp	3,548,000	20,444,312
Yageo Corp	1,512,663	21,645,530
		142,718,202
IT Services - 0.0%
Dimerco Data System Corp	994,799	3,885,885
Semiconductors & Semiconductor Equipment - 0.4%
Parade Technologies Ltd	478,000	8,063,413
Powertech Technology Inc	6,000,000	20,347,410
Taiwan Semiconductor Manufacturing Co Ltd	867,000	24,516,998
Topco Scientific Co Ltd	5,738,593	43,993,850
		96,921,671
Technology Hardware, Storage & Peripherals - 0.1%
TSC Auto ID Technology Co Ltd (d)	2,544,911	14,779,336
TOTAL INFORMATION TECHNOLOGY		258,305,094

TOTAL TAIWAN		282,066,974
UNITED KINGDOM - 6.8%
Communication Services - 0.2%
Media - 0.2%
4imprint Group PLC	50,000	2,265,590
Reach PLC	5,266,800	5,334,489
WPP PLC	5,675,301	43,998,077
		51,598,156
Consumer Discretionary - 2.9%
Broadline Retail - 0.3%
B&M European Value Retail SA	14,015,152	62,832,769
Distributors - 0.3%
Inchcape PLC	7,760,386	69,448,319
Diversified Consumer Services - 0.1%
ME Group International PLC	9,321,827	25,032,746
Hotels, Restaurants & Leisure - 0.2%
Hollywood Bowl Group PLC	3,955,481	15,445,406
J D Wetherspoon PLC	2,084,289	18,152,478
		33,597,884
Household Durables - 1.4%
Barratt Redrow PLC	17,237,311	107,004,342
Bellway PLC	3,507,574	125,371,266
Vistry Group PLC (a)	6,145,599	51,532,989
		283,908,597
Specialty Retail - 0.5%
Dunelm Group PLC	967,060	14,189,697
JD Sports Fashion PLC	50,590,112	52,979,769
Pets at Home Group Plc	13,315,960	41,987,462
		109,156,928
Textiles, Apparel & Luxury Goods - 0.1%
Coats Group PLC	2,744,372	2,647,975
Dr Martens PLC	24,032,019	17,615,109
		20,263,084
TOTAL CONSUMER DISCRETIONARY		604,240,327

Consumer Staples - 0.6%
Beverages - 0.0%
AG Barr PLC	1,895,797	17,483,578
Food Products - 0.4%
Carr's Group PLC (d)	5,759,078	9,785,782
Nomad Foods Ltd	3,339,780	66,762,203
		76,547,985
Tobacco - 0.2%
Imperial Brands PLC	1,131,135	46,413,899
TOTAL CONSUMER STAPLES		140,445,462

Financials - 0.8%
Capital Markets - 0.3%
Rathbones Group PLC	2,697,803	56,447,184
Insurance - 0.5%
Direct Line Insurance Group PLC	25,793,891	97,282,718
Hiscox Ltd	1,347,875	19,741,480
		117,024,198
TOTAL FINANCIALS		173,471,382

Industrials - 1.7%
Aerospace & Defense - 0.1%
QinetiQ Group PLC	2,939,544	15,380,224
Building Products - 0.0%
Norcros PLC	830,433	2,678,258
Commercial Services & Supplies - 0.4%
Mitie Group PLC	41,030,107	78,849,748
Electrical Equipment - 0.0%
Volex PLC (e)	1,819,005	6,157,437
Industrial Conglomerates - 0.6%
DCC PLC	2,087,231	135,911,554
Machinery - 0.0%
Bodycote PLC	278,160	1,764,550
Luxfer Holdings PLC	676,995	7,284,466
		9,049,016
Passenger Airlines - 0.2%
JET2 PLC	1,590,870	33,562,013
Professional Services - 0.0%
Wilmington PLC	2,308,911	11,323,675
Trading Companies & Distributors - 0.4%
RS GROUP PLC	11,067,509	76,034,545
TOTAL INDUSTRIALS		368,946,470

Information Technology - 0.1%
Software - 0.1%
Pinewood Technologies Group PLC (a)	4,807,851	23,066,722
Materials - 0.3%
Chemicals - 0.0%
Essentra PLC	7,807,850	9,375,375
Construction Materials - 0.2%
SigmaRoc PLC (a)	33,055,868	39,912,521
Metals & Mining - 0.1%
Hill & Smith PLC	502,975	11,998,635
TOTAL MATERIALS		61,286,531

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
LSL Property Services PLC	1,209,274	4,512,478
Savills PLC	2,739,051	33,838,590
		38,351,068
TOTAL UNITED KINGDOM		1,461,406,118
UNITED STATES - 58.9%
Communication Services - 0.7%
Interactive Media & Services - 0.2%
Cars.com Inc (a)	2,963,891	34,499,691
Media - 0.5%
Comcast Corp Class A	2,250,466	76,965,938
Nexstar Media Group Inc	98,255	14,704,843
Thryv Holdings Inc (a)	490,909	6,725,453
		98,396,234
Wireless Telecommunication Services - 0.0%
Gogo Inc (a)	1,397,044	10,575,622
TOTAL COMMUNICATION SERVICES		143,471,547

Consumer Discretionary - 6.5%
Automobile Components - 1.0%
Adient PLC (a)	3,020,657	38,211,311
LCI Industries (e)	460,099	35,464,431
Lear Corp	747,771	64,121,363
Patrick Industries Inc	1,096,420	84,402,412
		222,199,517
Automobiles - 0.6%
General Motors Co	1,714,458	77,562,080
Harley-Davidson Inc (e)	2,369,707	53,128,831
		130,690,911
Broadline Retail - 0.3%
eBay Inc	147,933	10,083,113
Macy's Inc	4,648,945	53,090,952
		63,174,065
Diversified Consumer Services - 0.2%
Carriage Services Inc	340,649	13,612,334
Laureate Education Inc (a)	1,548,843	31,085,279
		44,697,613
Household Durables - 0.9%
DR Horton Inc	229,035	28,936,281
Helen of Troy Ltd (a)	1,135,312	31,629,792
Somnigroup International Inc	1,480,977	90,428,456
TopBuild Corp (a)	157,389	46,549,371
		197,543,900
Leisure Products - 0.2%
BRP Inc Subordinate Voting Shares	438,800	14,864,326
Brunswick Corp/DE	551,726	25,406,982
		40,271,308
Specialty Retail - 1.4%
Academy Sports & Outdoors Inc	1,447,413	54,538,522
Advance Auto Parts Inc (e)	894,531	29,269,054
Bath & Body Works Inc	1,012,500	30,891,375
Caleres Inc (e)	1,690,400	25,761,696
Dick's Sporting Goods Inc	522,150	98,028,441
Ulta Beauty Inc (a)	166,483	65,867,334
		304,356,422
Textiles, Apparel & Luxury Goods - 1.9%
Crocs Inc (a)(e)	771,742	74,411,365
Kontoor Brands Inc	640,714	38,538,947
Levi Strauss & Co Class A	3,170,949	50,766,893
Oxford Industries Inc (e)	425,206	20,665,012
PVH Corp	803,448	55,421,843
Samsonite Group SA (b)(c)	10,854,797	19,510,530
Steven Madden Ltd (e)	1,448,500	30,418,500
VF Corp (e)	3,418,393	40,610,509
Wolverine World Wide Inc (d)	5,417,114	70,693,338
		401,036,937
TOTAL CONSUMER DISCRETIONARY		1,403,970,673

Consumer Staples - 2.8%
Beverages - 1.1%
Constellation Brands Inc Class A	311,974	58,507,604
Primo Brands Corp Class A (e)	5,520,113	180,342,092
		238,849,696
Consumer Staples Distribution & Retail - 1.1%
Albertsons Cos Inc Class A	3,260,127	71,657,591
Grocery Outlet Holding Corp (a)	375,844	6,310,421
Performance Food Group Co (a)	1,895,600	152,899,096
		230,867,108
Food Products - 0.6%
Armanino Foods of Distinction Inc	1,331,247	10,050,915
Lamb Weston Holdings Inc	1,843,066	97,332,315
Smithfield Foods Inc	971,665	21,580,680
		128,963,910
TOTAL CONSUMER STAPLES		598,680,714

Energy - 5.1%
Energy Equipment & Services - 0.3%
Cactus Inc Class A	1,503,956	57,060,090
Oil, Gas & Consumable Fuels - 4.8%
Antero Resources Corp (a)	3,093,195	107,735,982
Chord Energy Corp	1,487,471	134,214,508
Civitas Resources Inc	1,815,351	49,468,315
Core Natural Resources Inc	1,311,755	94,721,829
Diamondback Energy Inc	859,915	113,517,379
Energy Transfer LP	2,604,145	43,072,558
Gulfport Energy Corp (a)	263,639	45,477,728
Northern Oil & Gas Inc (e)	2,295,730	55,786,239
Ovintiv Inc	5,632,303	189,132,735
Range Resources Corp	3,336,238	113,198,555
Shell PLC	2,697,547	87,054,544
Unit Corp	190,214	4,812,414
		1,038,192,786
TOTAL ENERGY		1,095,252,876

Financials - 16.6%
Banks - 7.9%
ACNB Corp	332,841	13,949,366
Associated Banc-Corp	5,057,643	111,571,605
Bar Harbor Bankshares	551,460	16,345,274
Cadence Bank	4,012,791	117,414,265
Camden National Corp	324,600	12,503,592
Citigroup Inc	1,717,023	117,410,033
East West Bancorp Inc	811,745	69,444,785
First Foundation Inc	23,648	118,713
FNB Corp/PA	6,467,486	84,659,392
KeyCorp	5,805,107	86,147,788
Nicolet Bankshares Inc	176,542	20,621,871
Old National Bancorp/IN	3,648,339	75,119,300
Plumas Bancorp	191,183	8,429,258
QCR Holdings Inc	531,760	34,537,812
Southern Missouri Bancorp Inc	237,372	12,497,636
Synovus Financial Corp	2,956,839	128,090,265
Union Bankshares Inc/Morrisville VT	121,690	4,025,505
United Community Banks Inc/GA	3,228,037	89,126,102
US Bancorp	2,521,444	101,715,051
Washington Trust Bancorp Inc	564,794	15,588,314
Webster Financial Corp	1,731,022	81,877,341
Wells Fargo & Co	5,365,205	380,983,207
West BanCorp Inc	606,896	11,776,817
Wintrust Financial Corp	876,407	97,430,166
		1,691,383,458
Capital Markets - 2.8%
Bank of New York Mellon Corp/The	101,678	8,175,928
Federated Hermes Inc Class B	2,479,276	100,683,398
Lazard Inc	2,915,781	113,423,881
LPL Financial Holdings Inc	389,487	124,554,048
Raymond James Financial Inc	1,132,679	155,222,330
SEI Investments Co	129,669	10,151,786
Stifel Financial Corp	1,187,710	101,774,870
		613,986,241
Consumer Finance - 0.6%
Discover Financial Services	450,108	82,221,228
OneMain Holdings Inc	1,195,288	56,262,206
		138,483,434
Financial Services - 1.2%
Corpay Inc (a)	363,194	118,172,432
Essent Group Ltd	1,578,412	89,858,995
Federal Agricultural Mortgage Corp Class C	237,412	41,625,446
		249,656,873
Insurance - 4.1%
American Financial Group Inc/OH	542,121	68,665,046
First American Financial Corp	1,027,604	62,488,599
Hartford Insurance Group Inc/The	443,458	54,398,993
Primerica Inc	412,402	108,078,192
Reinsurance Group of America Inc	1,220,620	228,634,332
Selective Insurance Group Inc	1,284,025	112,005,501
Stewart Information Services Corp	595,139	38,969,702
The Travelers Companies, Inc.	174,578	46,111,287
Unum Group	1,974,521	153,341,301
		872,692,953
TOTAL FINANCIALS		3,566,202,959

Health Care - 6.6%
Biotechnology - 0.6%
Gilead Sciences Inc	1,189,121	126,688,951
Health Care Providers & Services - 4.9%
Cigna Group/The	350,004	119,015,360
CVS Health Corp	1,480,667	98,775,296
Elevance Health Inc	203,103	85,421,060
Henry Schein Inc (a)	1,469,666	95,484,200
Labcorp Holdings Inc	636,517	153,406,962
Quest Diagnostics Inc	324,219	57,782,310
Tenet Healthcare Corp (a)	434,960	62,177,532
UnitedHealth Group Inc	519,609	213,787,928
Universal Health Services Inc Class B	984,864	174,389,868
		1,060,240,516
Life Sciences Tools & Services - 0.4%
ICON PLC (a)	591,149	89,523,605
Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co	1,733	86,996
Elanco Animal Health Inc (a)	8,244,547	78,158,306
GSK PLC	2,525,994	49,970,952
Sanofi SA	242,054	26,478,728
Sanofi SA ADR	26,502	1,456,285
		156,151,267
TOTAL HEALTH CARE		1,432,604,339

Industrials - 7.7%
Aerospace & Defense - 0.7%
Cadre Holdings Inc	953,417	27,792,106
Huntington Ingalls Industries Inc	395,333	91,061,003
V2X Inc (a)	652,721	32,479,397
		151,332,506
Air Freight & Logistics - 0.0%
Radiant Logistics Inc (a)	846,961	4,954,722
Building Products - 0.8%
Builders FirstSource Inc (a)	493,266	59,009,412
Hayward Holdings Inc (a)	4,852,223	64,680,133
Janus International Group Inc (a)	6,085,302	41,866,877
		165,556,422
Commercial Services & Supplies - 0.4%
Brady Corp Class A	811,767	57,059,103
VSE Corp (e)	280,410	32,112,553
		89,171,656
Construction & Engineering - 0.0%
Bowman Consulting Group Ltd (a)	456,423	10,096,077
Electrical Equipment - 0.4%
Acuity Inc	311,369	75,852,602
Allient Inc	711,381	15,187,984
		91,040,586
Ground Transportation - 0.2%
Proficient Auto Logistics Inc (a)(d)(e)	1,715,824	14,258,497
Universal Logistics Holdings Inc (d)(e)	1,778,246	38,659,068
		52,917,565
Machinery - 2.0%
Allison Transmission Holdings Inc	69,048	6,368,987
Blue Bird Corp (a)	921,064	32,117,502
Enpro Inc	429,353	64,145,338
Esab Corp	343,487	41,259,658
Gates Industrial Corp PLC (a)	3,463,103	65,521,909
Hillenbrand Inc	3,131,317	63,346,543
Miller Industries Inc/TN (e)	520,142	21,226,995
Terex Corp	1,942,109	68,362,237
Timken Co/The	938,423	60,293,678
		422,642,847
Professional Services - 2.0%
Barrett Business Services Inc	536,231	21,749,529
CACI International Inc (a)	134,997	61,811,076
Genpact Ltd	2,235,171	112,339,695
KBR Inc	1,783,878	94,206,597
Maximus Inc	1,437,991	96,287,878
Science Applications International Corp	373,614	45,218,502
		431,613,277
Trading Companies & Distributors - 1.2%
Core & Main Inc Class A (a)	1,307,716	68,890,479
Ferguson Enterprises Inc	232,905	39,514,662
Global Industrial Co	1,655,816	42,521,355
GMS Inc (a)	809,229	59,284,117
Rush Enterprises Inc Class A	880,605	44,902,049
		255,112,662
TOTAL INDUSTRIALS		1,674,438,320

Information Technology - 7.2%
Electronic Equipment, Instruments & Components - 3.8%
Advanced Energy Industries Inc	673,210	65,577,386
Belden Inc	823,790	84,940,987
CDW Corp/DE	116,340	18,679,550
Crane NXT Co (e)	2,492,900	116,966,868
Insight Enterprises Inc (a)	394,948	54,613,409
Jabil Inc	458,803	67,242,168
Methode Electronics Inc (d)	2,034,286	12,754,973
Sanmina Corp (a)	61,802	4,745,776
TD SYNNEX Corp	2,157,370	239,036,597
Vontier Corp	4,528,309	144,045,509
		808,603,223
IT Services - 1.4%
Amdocs Ltd	2,165,483	191,818,485
Cognizant Technology Solutions Corp Class A	1,638,985	120,580,126
		312,398,611
Semiconductors & Semiconductor Equipment - 1.1%
Diodes Inc (a)	1,226,821	47,109,926
Micron Technology Inc	1,200,409	92,371,473
MKS Instruments Inc	1,337,993	93,846,829
		233,328,228
Technology Hardware, Storage & Peripherals - 0.9%
Dell Technologies Inc Class C	514,037	47,168,035
Seagate Technology Holdings PLC	1,735,781	158,008,144
		205,176,179
TOTAL INFORMATION TECHNOLOGY		1,559,506,241

Materials - 3.1%
Chemicals - 0.7%
Axalta Coating Systems Ltd (a)	3,229,171	104,948,058
Element Solutions Inc	1,853,828	37,836,629
Tronox Holdings PLC	2,589,958	14,011,673
		156,796,360
Construction Materials - 0.6%
Eagle Materials Inc	439,730	99,550,475
GCC SAB de CV	153,616	1,288,195
RHI Magnesita NV	472,151	19,600,690
		120,439,360
Containers & Packaging - 1.6%
Graphic Packaging Holding CO	2,871,182	72,669,616
International Paper Co	1,677,963	76,649,350
Packaging Corp of America	461,516	85,661,985
Silgan Holdings Inc	2,257,342	116,591,714
		351,572,665
Metals & Mining - 0.2%
Warrior Met Coal Inc (e)	1,080,116	51,651,147
TOTAL MATERIALS		680,459,532

Real Estate - 0.9%
Industrial REITs - 0.1%
STAG Industrial Inc Class A	826,970	27,314,818
Real Estate Management & Development - 0.4%
Jones Lang LaSalle Inc (a)	355,653	80,879,049
Residential REITs - 0.3%
Camden Property Trust	372,617	42,403,815
Mid-America Apartment Communities Inc	111,708	17,834,182
		60,237,997
Specialized REITs - 0.1%
Outfront Media Inc	1,879,374	28,434,929
TOTAL REAL ESTATE		196,866,793

Utilities - 1.7%
Electric Utilities - 1.7%
PG&E Corp	21,908,342	361,925,810
TOTAL UNITED STATES		12,713,379,804
TOTAL COMMON STOCKS (Cost $17,249,353,205)		21,200,627,928

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.33	287,688,082	287,745,619
Fidelity Securities Lending Cash Central Fund (h)(i)	4.33	245,508,105	245,532,656
TOTAL MONEY MARKET FUNDS (Cost $533,264,318)			533,278,275

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $17,782,617,523)	21,733,906,203
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(109,143,345)
NET ASSETS - 100.0%	21,624,762,858

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $107,840,201 or 0.5% of net assets.

(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $141,045,806 or 0.7% of net assets.

(d)	Affiliated company
(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	332,412,000	3,740,526,585	3,785,192,966	10,750,566	12,532	(12,532)	287,745,619	287,688,082	0.5%
Fidelity Securities Lending Cash Central Fund	221,852,559	1,859,627,137	1,835,947,040	369,417	-	-	245,532,656	245,508,105	0.8%
Total	554,264,559	5,600,153,722	5,621,140,006	11,119,983	12,532	(12,532)	533,278,275

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
AJIS Co Ltd	13,292,879	-	14,585,590	123,078	4,212,329	(2,919,618)	-	-
Belc Co Ltd	43,838,177	-	712,431	761,876	577,867	7,285,212	-	-
Bmtc Group Inc	30,063,605	-	616,568	331,543	592,183	(3,581,418)	26,457,802	3,104,232
Carr's Group PLC	10,526,209	-	146,019	416,591	1,301	(595,709)	9,785,782	5,759,078
Chuoh Pack Industry Co Ltd	3,742,165	-	13,307,066	75,343	9,240,284	324,617	-	-
Civeo Corp	23,580,605	502,293	20,616,858	370,059	(10,212,251)	6,746,211	-	-
Daewon Pharmaceutical Co Ltd	24,874,221	-	-	363,906	-	(4,120,387)	20,753,834	2,142,922
EcoGreen International Group Ltd	66	-	-	-	-	-	66	51,434,282
First Juken Co Ltd	9,584,673	-	3,127,301	284,946	(1,270,053)	802,239	5,989,558	856,387
Fursys Inc	28,876,689	-	-	633,907	-	(543,082)	28,333,607	900,000
Gabia Inc	9,251,053	-	-	(12)	-	4,675,511	13,926,564	900,000
Genky DrugStores Co Ltd	44,638,443	-	642,612	71,305	549,590	4,715,926	49,261,347	1,911,367
Goodfellow Inc	6,824,106	-	162,218	197,162	69,483	(1,238,292)	5,493,079	647,798
GrafTech International Ltd	13,747,352	-	20,994,638	-	(140,887,515)	148,134,801	-	-
Green Cross Holdings Co Ltd	4,138,243	-	39,097	-	7,312	(859,058)	-	-
Green Cross Holdings Co Ltd	-	-	375,738	95,633	6,230	348,063	-	-
Halows Co Ltd	43,835,820	-	635,245	523,074	496,315	(937,866)	42,759,024	1,410,308
Hamakyorex Co Ltd	38,584,537	-	636,412	1,034,983	376,499	6,126,125	44,450,749	4,767,868
Handsome Co Ltd	17,845,071	-	861,179	583,156	359,433	(3,025,059)	14,318,266	1,318,904
Helen of Troy Ltd	82,602,974	895,609	17,625,011	-	(11,903,507)	(22,340,273)	-	-
Huons Co Ltd	20,351,791	-	-	316,627	-	(5,176,543)	15,175,248	853,834
IDIS Holdings Co Ltd	3,791,241	-	3,246,588	41,630	(4,487,020)	4,129,447	-	-
InBody Co Ltd	13,053,329	-	176,581	168,483	(126,480)	(359,234)	12,391,034	730,922
JUMBO SA	185,109,542	-	16,794,240	3,205,324	11,143,126	18,425,629	-	-
KSK Co Ltd/Inagi	11,715,407	-	160,520	387,332	118,362	576,741	12,249,990	518,964
Kingboard Holdings Ltd	128,813,366	-	13,226,145	3,208,644	3,097,808	38,310,374	156,995,403	58,397,772
Kohsoku Corp	26,730,516	-	400,474	529,494	269,125	(3,235,441)	23,363,726	1,577,217
Kondotec Inc	14,414,501	-	205,016	438,095	139,960	982,542	15,331,987	1,531,913
Kwang Dong Pharmaceutical Co Ltd	20,308,806	-	-	471,661	-	(4,282,724)	16,026,082	4,164,491
Methode Electronics Inc	26,261,904	-	424,541	859,636	(667,022)	(12,415,368)	12,754,973	2,034,286
Mi Chang Oil Industrial Co Ltd	10,854,547	-	-	275,223	-	1,742,668	12,597,215	173,900
Nadex Co Ltd	5,274,649	-	68,281	142,189	25,658	(943,809)	4,288,217	695,947
Nafco Ltd	36,386,022	-	22,289,329	332,591	(8,915,110)	(5,181,583)	-	-
Nippo Ltd	7,065,404	-	132,753	279,362	98,989	2,952,666	9,984,306	611,635
Pack Corp/The	32,676,578	-	462,111	463,491	184,492	(4,527,477)	27,871,482	1,228,063
Parker Corp	11,923,238	-	167,416	317,860	116,755	(444,021)	11,428,556	2,045,125
Pinewood Technologies Group PLC	22,314,223	-	302,083	21,129	(359,240)	1,413,823	-	-
Prim SA	15,508,193	-	218,219	259,351	38,914	(301,831)	15,027,057	1,300,473
Proficient Auto Logistics Inc	28,670,528	2,886,589	352,686	-	(74,032)	(16,871,902)	14,258,497	1,715,824
Quick Co Ltd	14,823,108	-	368,659	600,828	14,421	145,572	14,614,442	993,143
Raiznext Corp	37,876,549	-	9,382,001	1,319,095	810,153	(6,952,385)	-	-
Rocky Mountain Chocolate Factory Inc	831,638	-	671,635	-	(3,767,898)	3,607,895	-	-
Sakai Moving Service Co Ltd	44,653,837	-	631,719	1,112,892	456,523	(2,310,681)	42,167,960	2,467,939
Sally Beauty Holdings Inc	90,005,920	633,295	88,957,871	-	(18,087,992)	16,406,648	-	-
Sarantis SA	43,919,754	-	687,358	-	543,264	11,883,168	55,658,828	3,639,384
Senshu Electric Co Ltd	35,601,855	-	517,157	845,166	434,870	(4,184,667)	31,334,901	1,021,725
Snt Holdings Co Ltd	15,120,221	-	-	806,907	-	5,496,137	20,616,358	885,108
Sportsman's Warehouse Holdings Inc	7,072,122	-	6,860,030	-	(6,417,468)	6,205,376	-	-
Sun Hing Vision Group Holdings Ltd	1,385,867	-	61,018	32,965	(390,949)	(184,412)	749,488	16,146,476
Sunjin Co Ltd	8,764,716	-	1,364,275	97,382	(751,148)	(875,448)	5,773,845	1,401,785
TSC Auto ID Technology Co Ltd	15,020,439	-	-	-	-	(241,103)	14,779,336	2,544,911
Totech Corp	37,783,893	-	584,933	1,325,419	520,888	1,655,910	39,375,758	2,169,536
Trancom Co Ltd	23,341,718	-	28,102,908	-	21,443,988	(16,682,798)	-	-
Universal Logistics Holdings Inc	57,857,622	15,006,628	874,321	453,825	509,385	(33,840,246)	38,659,068	1,778,246
VSE Corp	92,238,580	-	80,726,699	144,378	64,182,510	(43,581,838)	-	-
VSTECS Holdings Ltd	59,410,585	-	1,262,040	-	879,891	22,304,338	81,332,774	106,014,195
WIN-Partners Co Ltd	16,853,332	-	265,168	629,593	173,390	1,964,435	18,725,989	2,014,629
Whanin Pharmaceutical Co Ltd	10,666,032	-	-	172,536	-	(2,301,919)	8,364,113	1,016,010
Wolverine World Wide Inc	81,805,223	687,903	2,272,989	1,635,101	679,193	(10,205,992)	70,693,338	5,417,114
Youngone Holdings Co Ltd	44,523,029	-	-	2,375,187	-	5,995,651	50,518,680	752,000
Total	1,810,626,713	20,612,317	377,301,747	29,135,946	(85,947,194)	108,095,541	1,114,638,329

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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